Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deposits:
NOW accounts and MMDA	$ 107,935	$ 50,222
Regular savings accounts	29,846	22,037
Total	137,781	72,259
Certificates of deposit	76,921	66,723
Total interest-bearing deposits	214,702	138,982
Interest Rates 0.10 percent to 0.99 percent [Member]
Deposits:
Certificates of deposit	42,302	40,259
Interest Rates 4.00 percent to 4.99 percent [Member]
Deposits:
Certificates of deposit	115	133
Interest Rates 3.00 percent to 3.99 percent [Member]
Deposits:
Certificates of deposit	1,050	1,486
Interest Rates 2.00 percent to 2.99 percent [Member]
Deposits:
Certificates of deposit	6,092	7,130
Interest Rates 1.00 percent to 1.99 percent [Member]
Deposits:
Certificates of deposit	$ 27,362	$ 17,715
Lower Range [Member] | Interest Rates 0.10 percent to 0.99 percent [Member]
Deposits:
Certificate of Deposit Rates	0.10%
Lower Range [Member] | Interest Rates 4.00 percent to 4.99 percent [Member]
Deposits:
Certificate of Deposit Rates	4.00%
Lower Range [Member] | Interest Rates 3.00 percent to 3.99 percent [Member]
Deposits:
Certificate of Deposit Rates	3.00%
Lower Range [Member] | Interest Rates 2.00 percent to 2.99 percent [Member]
Deposits:
Certificate of Deposit Rates	2.00%
Lower Range [Member] | Interest Rates 1.00 percent to 1.99 percent [Member]
Deposits:
Certificate of Deposit Rates	1.00%
Upper Range [Member] | Interest Rates 0.10 percent to 0.99 percent [Member]
Deposits:
Certificate of Deposit Rates	0.99%
Upper Range [Member] | Interest Rates 4.00 percent to 4.99 percent [Member]
Deposits:
Certificate of Deposit Rates	4.99%
Upper Range [Member] | Interest Rates 3.00 percent to 3.99 percent [Member]
Deposits:
Certificate of Deposit Rates	3.99%
Upper Range [Member] | Interest Rates 2.00 percent to 2.99 percent [Member]
Deposits:
Certificate of Deposit Rates	2.99%
Upper Range [Member] | Interest Rates 1.00 percent to 1.99 percent [Member]
Deposits:
Certificate of Deposit Rates	1.99%